Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	$ 36,778,028	$ 204,008,828
Cash equivalents	26,173,579	25,651,320
Cash and cash equivalents	62,951,607	229,660,148	$ 83,948,770	$ 13,160,696
Denominated in US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	58,253,341	224,878,393
Denominated in RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3,916,262	3,927,163
Denominated in Hong Kong dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	19,890
Denominated in Australia dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 762,114	$ 854,592